Note 20 - Mortgage Banking Derivatives (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Lock Commitments [Member]
Derivative, Notional Amount	$ 10,307,000	$ 9,655,000
Derivative Asset, Fair Value, Gross Asset, Total	328,000	335,000
Forward Contracts [Member]
Derivative, Notional Amount	14,000,000	11,750,000
Derivative Liability, Fair Value, Gross Liability, Total	$ 23,000	$ 88,000